CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement of Other Comprehensive Income [Abstract]
Net Loss	$ (3,462,448)	$ (2,175,791)	$ (7,298,869)	$ (4,438,530)	$ (10,500,358)	$ (10,027,613)
Foreign currency translation gain (loss)	80,235	(10,526)	(36,029)	13,702	(30,369)	(47,907)
Comprehensive loss	$ (3,382,213)	$ (2,186,317)	$ (7,334,898)	$ (4,424,828)	$ (10,530,727)	$ (10,075,520)